HEDGE ACCOUNTING - Changes in the fluctuation (Details) - $ / $	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedges [abstract]
Value of US 1	3,757.08	4,409.15	3,822.05
Variation	(652.07)	587.1	(988.15)